OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
(in thousands of $)	2011	2010
Agent receivables	740	1,585
Claims receivables	6,513	6,248
Other receivables	7,145	9,367
	14,398	17,200